Share-based payments	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
17	Share-Based Payments

During the years ended December 31, 2020, December 31, 2019 and December 31, 2018, the Group had the following share-based arrangements.

17.1	BioNTech Employee Equity Plan (LTI and LTI-plus Program) (Equity-Settled)

In December 2020, BioNTech adopted the BioNTech Employee 2020 Equity Plan and the BioNTech 2020 Restricted Stock Unit Plan for North America Employees. Under the plans Restricted Cash Units, or RSUs, will be offered to employees based in Europe and the United States respectively. The plan to which employees based in Europe will be eligible, was communicated in December 2020. Since those employees obtained a valid expectation of the award as of the announcement date and started rendering services as of such date, BioNTech concluded that the service commencement date for the BioNTech Employee 2020 Equity Plan was December 17, 2020. This is the date as of which BioNTech started to recognize the expenses related to the services received. Since the BioNTech 2020 Restricted Stock Unit Plan for North America Employees had not been communicated in detail to employees based in the United States during the year ended December 31, 2020, no expenses have been recognized in the Consolidated Statements of Operations for the year ended December 31, 2020.

BioNTech Employee 2020 Equity Plan for employees based in Europe

Description of Share-Based Payments

The BioNTech Employee 2020 Equity Plan share-based payment transaction for employees based in Europe includes two programs, LTI and LTI-plus. The LTI program will be offered to all employees. The LTI-plus program intends to compensate employees who did not participate in the ESOP. Under both programs, RSUs will be offered to employees based in Europe. Both programs are classified as equity-settled because BioNTech has the ability to determine the method of settlement. The LTI will vest annually in equal installments after four years commencing on December 15, 2020. The LTI-plus will vest annually in equal installments after two years commencing on December 15, 2020. Moreover, the LTI-plus contains a non-vesting condition concerning 50% of the granted RSUs. These units will be awarded to the participant after the FDA fully approves BNT162b2.

Measurement of Fair Values

BioNTech estimates the grant date fair value of the awards for services received in advance of grant date based upon the share-price at the reporting date. The estimate is revised at subsequent reporting periods until the date of grant has been established (refer to Note 22). An estimate for the number of equity instruments for which service conditions are expected to be satisfied is calculated considering a retention assumption and will be revised in case material differences arise. Ultimately, a true-up to the number satisfied until Settlement Date will be recorded.

Reconciliation of Outstanding Share-Options

	Restricted Stock Units (expected to be allocated)	Share price (in €)
As of January 1, 2020	-	-
Expected to be allocated under LTI Program	252,766	66.43
Expected to be allocated under LTI-plus Program	396,938	66.43
As of December 31, 2020	649,704	66.43

Expense recognized in the Consolidated Statements of Operations

Year ended December 31,
(in thousands)	2020
Cost of sales	€179
Research and development expenses	681
Sales and marketing expenses	8
General and administrative expenses	147
Total	€1,015
17.2	Management Board Grant (Cash-Settled)

Since the beginning of 2020, the first year following the completion of BioNTech’s initial public offering (“IPO”), the current service agreements with BioNTech’s Management Board have provided for a short-term incentive compensation of up to a maximum of fifty percent of the annual base salary for the years 2020, 2021 and 2022. The amount of such short-term incentive compensation will depend on the achievement of certain company goals in the particular fiscal year, which goals will be set uniformly for all members of the Management Board. Fifty percent of the incentive compensation will be paid promptly upon achievement of the applicable company goals (first installment), with the remaining amount payable one year later, subject to adjustment relative to the performance of the price of the American Depositary Shares representing BioNTech’s ordinary shares during that year (second installment).

For each of the three yearly awards, the second installment of the short-term incentive compensation that is dependent on the price of the American Depositary Shares representing BioNTech’s ordinary shares, represents a cash-settled share-based payment arrangement. The fair values of the liabilities are recognized over the award’s vesting period beginning as of the service commencement date (January 1, 2020) until each separate determination date and are remeasured until settlement date.

During the year ended December 31, 2020, the Group recognized share-based payment expenses of €0.3 million as research and development expenses and of €0.4 million as general and administrative expenses in the consolidated statements of operations and €0.7 million of other financial liabilities in the statements of financial position as of December 31, 2020.

17.3	Management Board Grant (Equity-Settled)

Description of Share-Based Payments

From the beginning of 2020, the first year following the completion of BioNTech’s IPO, until the end of the term of the Management Board member’s employment agreement, the service agreements with BioNTech’s Management Board provide for a long-term incentive compensation in terms of a yearly grant of options to purchase BioNTech shares. The right to receive options in 2020, 2021 and 2022 represents an equity-settled share-based payment arrangement.

The options allocated each year will be subject to the terms, conditions, definitions and provisions of the ESOP and the applicable option agreement thereunder. The number of options to be allocated each year to Prof. Ugur Sahin, Sean Marett, Dr. Sierk Poetting, Dr. Özlem Türeci and Ryan Richardson is to be calculated based on a value of €750,000, €300,000, €300,000, €300,000 and €260,000, respectively, in each case divided by the amount by which a certain target share price exceeds the exercise price. The value used to calculate the number of options for Ryan Richardson increases to €280,000 for the year 2022.

The allocation of the number of issued options in 2020 occurred as of February 13, 2020 (allocation date). As of December 31, 2020, the assessment about options expected to be granted in 2021 and 2022 was based on estimated allocation dates in the middle of the years 2021 and 2022, respectively.

The share options allocated and expected to be allocated to BioNTech’s Management Board as of the dates indicated are presented in the tables below.

	Share options (expected to be allocated)	Weighted-average exercise price (€)
As of January 1, 2020	-	-
Granted as of allocation date February 13, 2020	248,096	28.32
Expected to be allocated as of estimated allocation date 2021	101,422	67.26*
Expected to be allocated as of estimated allocation date 2022	102,463	67.27*
As of December 31, 2020	451,981	45.89

*Valuation parameter derived from the Monte-Carlo simulation model

For the awards with estimated allocation dates the numbers of options expected to be allocated have been derived from the Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the number of options granted has ultimately been determined. The options will vest annually in equal installments over four years commencing on the first anniversary of the allocation date and will be exercisable four years after the allocation date.

The options will be subject to the terms, conditions, definitions and provisions of the ESOP and the applicable option agreement thereunder. The vested options can only be exercised if and to the extent that each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the target price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the ordinary shares outstanding immediately following the initial public offering (other than ordinary shares owned by BioNTech), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. The options expire ten years after the allocation date. If they have not been exercised by that date, they will lapse without compensation.

Measurement of Fair Values

A Monte-Carlo simulation model has been used to measure the fair values at the (estimated) allocation dates of the Management Board Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above. The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:

	Allocation date February 13, 2020	Estimated allocation date 2021	Estimated allocation date 2022
Weighted average fair value*	€10.83	€26.85	€26.61
Weighted average share price	€28.20	€ 66.43*	€ 66.43*
Exercise price	€28.32	€ 67.26*	€ 67.27*
Expected volatility (%)	36.6%	41.0%	40.7%
Expected life (years)*	4.75	5.01	6.05
Risk-free interest rate (%)	1.61%	0.88%	0.88%

*Valuation parameter derived from the Monte-Carlo simulation model

The exercise of the option rights in accordance with the terms of the ESOP gives the Management Board members the right to obtain shares against payment of the exercise price. The per share exercise price of the options is the Euro equivalent of the arithmetic mean of the closing prices of the ten last trading days prior to the allocation date. For the award allocated as of February 13, 2020, the exercise price has been determined to be $30.78 (€28.32). For the awards with estimated allocation dates the exercise prices of options expected to be allocated have been derived from the Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the exercise price has ultimately been determined. Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected option term. The expected term was based on general optionholder behavior for employee options.

Reconciliation of Outstanding Share-Options

The share options allocated and expected to be allocated under the Management Board Grant were as follows:

Allocation date February 13, 2020	Share options outstanding	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	97,420	28.32
Sean Marett	38,968	28.32
Dr. Sierk Poetting	38,968	28.32
Dr. Özlem Türeci, M.D.	38,968	28.32
Ryan Richardson	33,772	28.32

Estimated allocation date 2021	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	39,826	67.26*
Sean Marett	15,930	67.26*
Dr. Sierk Poetting	15,930	67.26*
Dr. Özlem Türeci, M.D.	15,930	67.26*
Ryan Richardson	13,806	67.26*

*Valuation parameter derived from the Monte-Carlo simulation model

Estimated allocation date 2022	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	39,817	67.27*
Sean Marett	15,927	67.27*
Dr. Sierk Poetting	15,927	67.27*
Dr. Özlem Türeci, M.D.	15,927	67.27*
Ryan Richardson	14,865	67.27*

*Valuation parameter derived from the Monte-Carlo simulation model

As of December 31, 2020, the share options allocated and expected to be allocated had a remaining weighted-average expected life of 4.63 years.

Expense recognized in the Consolidated Statements of Operations

The expenses recognized for employee services received during the periods indicated are shown in the following table:

Year ended December 31,
(in thousands)	2020
Research and development expenses	€1,514
General and administrative expenses	1,246
Total	€2,760

17.4	Chief Executive Officer Grant (Equity-Settled)

Description of Share-Based Payments

In September 2019, BioNTech granted Prof. Ugur Sahin, M.D. an option to purchase 4,374,963 ordinary shares, subject to Prof. Sahin’s continuous employment with BioNTech. The options’ exercise price per share is the Euro translation of the public offering price from BioNTech’s initial public offering, €13.60 ($15.00). The option vests annually in equal installments after four years commencing on the first anniversary of the initial public offering and will be exercisable four years after the initial public offering. The option is subject to the terms, conditions, definitions and provisions of the ESOP and the applicable option agreement thereunder. The vested option rights can only be exercised if and to the extent that each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the Target Price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the shares outstanding immediately following the initial public offering (other than shares owned by BioNTech), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. The option rights can be exercised up to ten years after the allocation date. If they have not been exercised by that date, they will lapse without compensation.

Measurement of Fair Values

A Monte-Carlo simulation model has been used to measure the fair value at grant date of the Chief Executive Officer Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above in the calculation of the award’s fair value at grant date. The inputs used in the measurement of the fair value at grant date of the Chief Executive Officer Grant were as follows:

Grant date October 10, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.37
Risk-free interest rate (%)	1.52%

Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected term. The expected term was based on general optionholder behavior for employee options.

Reconciliation of Outstanding Share-Options

During the year ended December 31, 2020, no further options were granted or forfeited.

As of December 31, 2020, the share options outstanding had a remaining weighted-average expected life of 4.12 years.

Expense recognized in the Statement of Operations

During the year ended December 31, 2020, the Group has recognized €11.3 million of share-based payment expenses as research and development expenses in the consolidated statements of operations (during the year ended December 31, 2019: €3.2 million).

17.5	Employee Stock Ownership Plan (Equity-Settled)

Description of Share-Based Payments

On November 15, 2018, the Group established a share option program that grants selected employees options to receive shares in the Company. The program is designed as an ESOP. The Group has offered the participants a certain number of rights (Option Rights) by explicit acceptance of the participants. The exercise of the Option Rights in accordance with the terms of the ESOP, gives the participants the right to obtain shares against payment of the exercise price. The Option Rights vest over four years and can only be exercised if the company has executed a public offering in the United States (IPO) and when the Threshold Amount is met. Threshold Amount means the exercise price provided that such price increases by eight percentage points on the first and then each subsequent anniversary of the Allocation Date (September 26, 2018). The Option Rights can be exercised at the latest eight years after the Allocation Date. If they have not been exercised by that date, they will be forfeited without compensation.

Measurement of Fair Values

The fair value of the ESOP has been measured using a binomial model. Service conditions attached to the arrangement were not taken into account in measuring the fair value.

The share options can only be exercised by the grantee if the price of the share is equal or greater to the Threshold Amount as defined in the arrangement. Moreover, the option rights can only be exercised if the IPO has occurred. Both conditions have been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair values at grant date of the ESOP was as follows:

	Grant date 15 November 2018	Grant dates between February 21 - April 3, 2019	Grant dates between April 29 - May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.84	6.00	6.00	5.50
Risk-free interest rate (%)	0.05%	0.05%	0.05%	0.05%

Expected volatility has been based on an evaluation of the historical and the implied volatilities of comparable companies over the historical period commensurate with the expected term. The expected term has been based on general option holder behavior for employee options.

Reconciliation of Outstanding Share-Options

Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
As of January 1, 2019	658,109	11,845,962	10.14
Granted	14,511	261,198	15.17
Forfeited	(17,237)	(310,266)	10.85
As of December 31, 2019	655,383	11,796,894	10.23
As of January 1, 2020	655,383	11,796,894	10.23
Forfeited	(9,491)	(170,838)	10.81
As of December 31, 2020	645,892	11,626,056	10.23

As of December 31, 2020, the share options outstanding had a remaining weighted-average expected life of 3.73 years.

The share options outstanding as of December 31, 2020 issued to the Management Board Grant were as follows:

	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	101,686	1,830,348	10.14
Sean Marett	33,895	610,110	10.14
Dr. Sierk Poetting	33,895	610,110	10.14
Dr. Özlem Türeci, M.D.	108,463*	1,952,334	10.14
Ryan Richardson**	8,306***	149,508	10.14

*     Options fully vested on March 16, 2019, however these options will not become exercisable until September 16, 2022.

**   Ryan Richardson was appointed to the Management Board as Chief Strategy Officer (CSO) and Managing Director on January 12, 2020. The share options granted on November 15, 2018 under the Employee Stock Ownership Plan were granted before his appointment to the Management Board.

*** Options fully vested on October 10, 2019, however these options will not become exercisable until September 16, 2022.

The expenses recognized for employee services received during the periods indicated are shown in the following table:

	Years ended December 31,
(in thousands)	2020	2019	2018
Cost of sales	€869	€896	€114
Research and development expenses	11,120	20,016	6,786
Sales and marketing expenses	111	108	13
General and administrative expenses	4,975	6,008	728
Total	€17,075	€27,028	€7,641